Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Disclosure of summary of trade and other payables

	As at 31 December
	2021	2022
	RMB’000	RMB’000
Trade payables	1,527,706	1,818,453
Bills payable	562,593	24,951
Amounts due to related parties exclude advances received (*)	4,910,255	7,877,323

	7,000,554	9,720,727

Dividends payable	30,577	31,631
Construction payable	487,283	831,422
Accrued expenses	400,391	143,299
Other liabilities	87,144	76,778

	1,005,395	1,083,130

Financial liabilities measured at amortized cost	8,005,949	10,803,857
Amounts due to related parties – advances received (*)	6,275	10,486
Amounts due to related parties – measured at fair value through profit or loss (FVPL) (*) (note i)	1,388,286	—

	9,400,510	10,814,343

Total amount due to related parties (summary of *)	6,304,816	7,887,809
All trade and other payables (including amounts due to related parties) are expected to be settled
or recognized as income within one year or are repayable on demand.
(i) Amounts due to related parties – measured at FVPL represents the obligation that the Company needs to return the crude oil to its related party with maturity of less than 1 year, which is measured at fair value through profit or loss.

Disclosure of summary of aging analysis of trade payables

	As at 31 December
	2021	2022
	RMB’000	RMB’000
Within one year	6,990,653	9,708,441
Over one year within two years	9,527	2,524
Over two years	374	9,762

	7,000,554	9,720,727